Shareholders' Equity - Summary of Shareholders' Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [Line Items]
Issuance of shares - EIP 2013, value	$ 15	$ 21	$ 27
Issuance of shares - Underwritten offering, value	19,999		77,823
Issuance of shares - ATM program, value	16,906	3,554	20,011
Share issuance costs	(2,043)	(130)	(6,160)
Exercise of stock-options - EIP 2017, value		194	672
Share capital [Member]
Disclosure of classes of share capital [Line Items]
Equity, beginning balance	3,499	3,420
Issuance of shares - EIP 2013, value	15	21	27
Issuance of shares - Underwritten offering, value	591		392
Issuance of shares - ATM program, value	469	56	130
Share issuance costs	0	0	0
Exercise of stock-options - EIP 2017, value		2	7
Equity, ending balance	4,574	3,499	3,420
Share premium [Member]
Disclosure of classes of share capital [Line Items]
Equity, beginning balance	320,955	314,565
Issuance of shares - EIP 2013, value	2,065	2,696	2,947
Issuance of shares - Underwritten offering, value	19,408		77,431
Issuance of shares - ATM program, value	16,437	3,498	19,881
Share issuance costs	(2,043)	(130)	(6,160)
Exercise of stock-options - EIP 2017, value		326	1,131
Equity, ending balance	356,822	320,955	314,565
Total [Member]
Disclosure of classes of share capital [Line Items]
Equity, beginning balance	324,454	317,985
Issuance of shares - EIP 2013, value	2,080	2,717
Issuance of shares - Underwritten offering, value	19,999
Issuance of shares - ATM program, value	16,906	3,554
Share issuance costs	(2,043)	(130)
Exercise of stock-options - EIP 2017, value		328
Equity, ending balance	$ 361,396	$ 324,454	$ 317,985
Common shares [Member]
Disclosure of classes of share capital [Line Items]
Beginning balance	44,423,448	43,443,911
Issuance of shares - EIP 2013	168,641	261,984
Issuance of shares - Underwritten offering	6,964,592
Issuance of shares - ATM program	5,995,897	691,133
Exercise of stock-options - EIP 2017		26,420
Ending balance	57,552,578	44,423,448	43,443,911